Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration
Schedule of auditor's remuneration

	2023	2022	2021
	£m	£m	£m
Fees payable for :
- the audit of NatWest Group’s annual accounts (1)	4.9	4.7	4.4
- the audit of NatWest Group plc’s subsidiaries (1)	32.3	31.9	29.6
- audit-related assurance services (1,2)	4.5	3.9	5.3
Total audit and audit-related assurance services fees	41.7	40.5	39.3

Other assurance services	0.7	1.2	0.4
Corporate finance services (3)	0.7	0.5	0.5
Total other services	1.4	1.7	0.9

(1)	The 2023 audit fee was approved by the Group Audit Committee. At 31 December 2023, £16 million has been billed and paid in respect of the 2023 NatWest Group audit fees.
(2)

Comprises fees of £1.4 million (2022 - £1.1 million) for reviews of interim financial information, £2.8 million (2022 - £2.3 million) for reports to NatWest Group’s regulators in the UK and overseas, and £0.3 million (2022 - £0.4 million) for non-statutory audit opinions.

(3)	Comprises fees of £0.7 million (2022 - £0.5 million) for work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.